Segments and Geographic Areas	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segments and Geographic Areas

Note 16—Segments and Geographic Areas

Our drillships are part of a single, global market for contract drilling services and can be redeployed globally due to changing demands. We consider the operations of each of our drillships to be an operating segment. We evaluate the financial performance of each of our drillships and our overall fleet based on several factors, including revenues from clients and operating profit. The consolidation of our operating segments into one reportable segment is attributable to how we manage our fleet, including the nature of our services provided, type of clients we serve and the ability of our drillships to operate in a single, global market. The accounting policies of our operating segments are the same as those described in the summary of significant accounting policies (see Note 3).

As of December 31, 2017, the Pacific Bora was located offshore Nigeria, the Pacific Santa Ana was located offshore Mauritania, and the Pacific Sharav was located offshore the United States. As of December 31, 2017, the Pacific Scirocco, the Pacific Mistral, the Pacific Khamsin and the Pacific Meltem were anchored at Las Palmas.

During the years ended December 31, 2017, 2016 and 2015, the percentage of revenues earned by geographic area, based on drilling location, is as follows:

	Years Ended December 31,
	2017	2016	2015
Gulf of Mexico	81.6%	56.9%	38.1%
Nigeria	11.2%	43.1%	60.3%
Other	7.2%	—%	1.6%